Provision for Environmental Rehabilitation - Reconciliation of the Total Liability for Environmental Rehabilitation (Details) - Provision raised for future rehabilitation - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Reconciliation of changes in other provisions
Balance at beginning of year	$ 201.0	$ 148.0
Change in estimate - Balance sheet	(13.0)	(1.0)
Change in estimate - Income statement	5.0	(1.0)
Utilisation of provision	(7.0)	(7.0)
Time value of money and inflation component of rehabilitation costs	15.0	13.0
Acquisitions	57.0	35.0
Translation	(18.0)	14.0
Ending balance	240.0	201.0
PNG
Reconciliation of changes in other provisions
Balance at beginning of year	73.9
Ending balance	$ 71.7	$ 73.9